Schedule of related party with their relationships and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Interest expense on note from a shareholder	$ 130	$ 171	$ 5	$ 1
Note from a shareholder	$ 2,160				$ 2,850
DLG Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder	Shareholder	Shareholder